UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     New Harbor Financial Group, LLC
Address:  54 Main Street, Ste 102
          Leominister, MA 01453

Form 13F File Number:  028-15047

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Christine Drisco
Title:    Chief Compliance Officer
Phone:    978.537.7701

Signature, Place, and Date of Signing:

     /s/ Christine Drisco              Leominster, MA          February 13, 2013
     --------------------              --------------          -----------------
         [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          145
                                         -----------

Form 13F Information Table Value Total:  $    99,592
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

            COLUMN 1                 COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
-------------------------------- ---------------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                     TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
         NAME OF ISSUER               CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
-------------------------------- ---------------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ ----
HECLA MINING CO COM              COM              422704106          58      10,000 SH/      sole                 10,000
CENTURYLINK INC COM              COM              156700106           1          35 SH/      sole                     35
MICROSOFT CORP COM               COM              594918104          15         550 SH/      sole                    550
BRISTOL-MYERS SQUIBB CM          COM              110122108       1,232      37,800 SH/      sole                 37,800
SPECTRA ENERGY CORP COM          COM              847560109          16         600 SH/      sole                    600
WALGREEN CO COM                  COM              931422109           4         105 SH/      sole                    105
CENTRAL FUND OF CANADA CLOSED
  END FUND CL A                  CL A             153501101       4,294     204,183 SH/      sole                204,183
TESLA MOTORS INC COM             COM              88160R101          14         400 SH/      sole                    400
ISHARES BARCLAYS TIPS BOND FUND  BARCLYS TIPS BD  464287176       6,112      50,342 SH/      sole                 50,342
STARRETT L S CO CL A             CL A             855668109           6         602 SH/      sole                    602
QUANTUM FUEL SYSTEMS TEC COM     COM NEW          74765E208           7      10,800 SH/      sole                 10,800
ATLANTIC POWER CORP COM          COM NEW          04878Q863       1,369     119,779 SH/      sole                119,779
VEOLIA ENVIRONNEMENT ADR         SPONSORED ADR    92334N103       1,355     110,700 SH/      sole                110,700
BROOKS AUTOMATION INC COM        COM              114340102           2         222 SH/      sole                    222
LEGACY RESERVES LP               UNIT LP INT      524707304          31       1,318 SH/      sole                  1,318
SPDR GOLD TR GOLD SHS ETF        GOLD SHS         78463V107       3,492      21,550 SH/      sole                 21,550
NEWMONT MINING CORP COM          COM              651639106         711      15,300 SH/      sole                 15,300
ENERGY TRANSFER PARTNERS LP COM  UNIT LTD PARTN   29273R109          13         300 SH/      sole                    300
AUTOMATIC DATA PROCESSING INC
  COM                            COM              053015103          40         700 SH/      sole                    700
SEADRILL LTD COM 8FMN8           SHS              G7945E105         846      23,000 SH/      sole                 23,000
MAGELLAN PETE CORP COM           COM              559091301           6       7,000 SH/      sole                  7,000
INTEL CORP COM                   COM              458140100           1          53 SH/      sole                     53
ENDEAVOUR SILVER CORP COM        COM              29258Y103           8       1,000 SH/      sole                  1,000
COVIDIEN PLC COM                 SHS              G2554F113          12         200 SH/      sole                    200
FACEBOOK INC COM                 CL A             30303M102          23         865 SH/      sole                    865
BIOGEN IDEC INC COM              COM              09062X103          15         100 SH/      sole                    100
BEAM INC COM                     COM              073730103          45         736 SH/      sole                    736
SILVER WHEATON CORP COM          COM              828336107           7         200 SH/      sole                    200
AMEX SPDR INDUSTRIAL SELECT
  INDEX                          SBI INT-INDS     81369Y704       8,016     211,500 SH/      sole                211,500
EDAP TMS SA SPONS ADR            SPONSORED ADR    268311107          18       8,600 SH/      sole                  8,600
MARRIOTT INTERNATIONAL INC
  CLASS A NEW                    CL A             571903202           6         167 SH/      sole                    167
XYLEM INC COM                    COM              98419M100       1,420      52,400 SH/      sole                 52,400
NATURAL GROCERS BY VITAMIN COT
  COM                            COM              63888U108         588      30,776 SH/      sole                 30,776
VANGUARD DIVIDEND APPRECIATION
  ETF                            DIV APP ETF      921908844         788      13,221 SH/      sole                 13,221
TEXTRON INC COM                  COM              883203101           2          64 SH/      sole                     64
KODIAK OIL & GAS CORP. COM       COM              50015Q100           9         964 SH/      sole                    964
POWERSHARES EMERGING MARKETS
  SOV DEB PORT                   SOVEREIGN DEBT   73936T573       4,510     143,409 SH/      sole                143,409
SPIRE CORP COM                   COM              848565107           2       3,400 SH/      sole                  3,400
PROCTER GAMBLE CO COM            COM              742718109          69       1,017 SH/      sole                  1,017
MINES MGT INC COM                COM              603432105           5       5,200 SH/      sole                  5,200
PEPSICO INC COM                  COM              713448108          78       1,146 SH/      sole                  1,146
VALE S.A. CLASS A PREFERRED ADR  ADR REPSTG PFD   91912E204           0          00 SH/      sole                      0
TENARIS S A ADR                  SPONSORED ADR    88031M109          17         400 SH/      sole                    400
PRUDENTIAL FINANCIAL INC COM     COM              744320102           1          22 SH/      sole                     22
NETAPP INC COM                   COM              64110D104           3         100 SH/      sole                    100
TOTAL S A SPONSORED ADR          SPONSORED ADR    89151E109          88       1,700 SH/      sole                  1,700
ISHARES MSCI EMERGING MKTS       MSCI EMERG MKT   464287234           2          47 SH/      sole                     47
LOCKHEED MARTIN COM              COM              539830109          37         400 SH/      sole                    400
GENERAL ELECTRIC CO COM          COM              369604103         332      15,816 SH/      sole                 15,816
SPDR INTL GOVT INFL PROT BOND
  ETF                            DB INT GVT ETF   78464A490       4,566      71,854 SH/      sole                 71,854
EXXON MOBIL CORPORATION COM      COM              30231G102         701       8,100 SH/      sole                  8,100
ALCATEL LUCENT SPONSORED ADR     SPONSORED ADR    013904305           0         105 SH/      sole                    105
AMAZON.COM INC COM               COM              023135106           5          20 SH/      sole                     20
ISHARES FTSE CHINA 25 INDEX FUND FTSE CHINA25 IDX 464287184          16         400 SH/      sole                    400
CHESAPEAKE ENERGY CORP COM       COM              165167107           0          09 SH/      sole                      9
PENNEY J C CO INC COM            COM              708160106           6         300 SH/      sole                    300
ACCO BRANDS CORP COM             COM              00081T108           1         172 SH/      sole                    172
APPLE INC COM                    COM              037833100          10          18 SH/      sole                     18
HONEYWELL INTERNATIONAL INC COM  COM              438516106          11         167 SH/      sole                    167
MIDDLESEX WATER CO COM           COM              596680108       1,753      89,633 SH/      sole                 89,633
WESTPORT INNOVATIONS INC COM     COM NEW          960908309         831      31,100 SH/      sole                 31,100
ISHARES DJ US OIL & EQUIP        DJ OIL EQUIP     464288844         227       4,450 SH/      sole                  4,450
SPDR BARCLAYS INTERN TREASURY
  BD ET                          BRCLYS INTL ETF  78464A516          65       1,064 SH/      sole                  1,064
TRANSOCEAN LTD ORD               REG SHS          H8817H100         138       3,100 SH/      sole                  3,100
OXYGEN BIOTHERAPEUTICS INC COM   COM NEW          69207P209           0          02 SH/      sole                      2
JOHNSON & JOHNSON COM            COM              478160104          64         907 SH/      sole                    907
WALT DISNEY CO COM               COM DISNEY       254687106           0          06 SH/      sole                      6
ROYAL DUTCH SHELL PLC ADS CLASS
  B                              SPON ADR B       780259107          14         200 SH/      sole                    200
FORTUNE BRANDS HOME & SEC INC
  COM                            COM              34964C106          22         736 SH/      sole                    736
VERIZON COMMUNICATIONS COM       COM              92343V104         144       3,330 SH/      sole                  3,330
EDWARDS LIFE SCIENCES COM        COM              28176E108          18         200 SH/      sole                    200
EATON VANCE TAX-MANAGED GLOBAL
  DIV CL END                     COM              27829F108         138      15,700 SH/      sole                 15,700
BERKSHIRE HATHAWAY INC DEL CL B  CL B NEW         084670702          39         433 SH/      sole                    433
BANK OF AMERICA CORP COM         COM              060505104          27       2,352 SH/      sole                  2,352
ABERDEEN ASIA-PAC PRIME INC COM  COM              003009107          12       1,500 SH/      sole                  1,500
DEVON ENERGY CORPORATION COMMON  COM              25179M103           2          44 SH/      sole                     44
CURRENCY SH SWISS FR COM         SWISS FRANC SH   23129V109         204       1,900 SH/      sole                  1,900
LINKEDIN CORPORATION COM         COM CL A         53578A108         115       1,000 SH/      sole                  1,000
PENGROWTH ENERGY CORP COM        COM              70706P104          10       2,000 SH/      sole                  2,000
ENTERPRISE PRODUCTS PARTNERS LP  COM              293792107           1          26 SH/      sole                     26
ENERNOC INC COM                  COM              292764107       1,753     149,173 SH/      sole                149,173
CURRENCY SH CAN DOL TR EXCHANGE
  TRADED FUND                    CDN DOLLAR SHS   23129X105       3,195      31,909 SH/      sole                 31,909
JUST ENERGY GROUP INC ORD        COM              48213W101          20       2,100 SH/      sole                  2,100
POWERSHARES QQQ                  UNIT SER 1       73935A104      11,189     171,800 SH/      sole                171,800
VANGUARD SM CAP ETF US SMALL
  MKT 1750                       SMALL CP ETF     922908751         518       6,402 SH/      sole                  6,402
SUNPOWER CORPORATIONS COM        COM              867652406         656     116,800 SH/      sole                116,800
CHEVRON CORP COM                 COM              166764100         184       1,700 SH/      sole                  1,700
SCHLUMBERGER LTD COM             COM              806857108         154       2,219 SH/      sole                  2,219
BHP BILLITON LIMITED ADR         SPONSORED ADR    088606108          30         385 SH/      sole                    385
POWERSHARES BIOTECHNOLOGY &
  GENOME PORT                    DYN BIOT & GEN   73935X856           2         100 SH/      sole                    100
INTL BUSINESS MACHINES COM       COM              459200101          17          91 SH/      sole                     91
CENTRAL GOLDTRUST TRUST          TR UNIT          153546106       8,861     141,144 SH/      sole                141,144
WELLS FARGO COMPANY COM          COM              949746101          14         400 SH/      sole                    400
STAR GAS PARTNERS L.P.-SBI COM   UNIT LTD PARTNR  85512C105           4       1,000 SH/      sole                  1,000
TRANSCANADA CORP COM             COM              89353D107           9         200 SH/      sole                    200
MERCK & CO INC. COM              COM              58933Y105           4         100 SH/      sole                    100
SPDR SPDR S&P BIOTECH ETF        S&P BIOTECH      78464A870          18         200 SH/      sole                    200
SIMON PROPERTY GROUP COM         COM              828806109          33         207 SH/      sole                    207
DUKE ENERGY HOLDINGS CORP COM    COM NEW          26441C204          13         200 SH/      sole                    200
COCA COLA CO COM                 COM              191216100           1          24 SH/      sole                     24
CLAYTON WILLIAMS ENERGY INC COM  COM              969490101          11         265 SH/      sole                    265
GOLDCORP INC COM                 COM              380956409         642      17,500 SH/      sole                 17,500
BROWN FORMAN CORP CL B           CL B             115637209         818      12,929 SH/      sole                 12,929
ANADARKO PETROL CORP COM         COM              032511107          46         616 SH/      sole                    616
ISHARES GOLD TRUST COM           ISHARES          464285105       1,058      65,000 SH/      sole                 65,000
PFIZER INC COM                   COM              717081103           1          55 SH/      sole                     55
WHOLE FOODS MKT INC COM          COM              966837106         912      10,000 SH/      sole                 10,000
METLIFE INC COM                  COM              59156R108           1          34 SH/      sole                     34
BARRICK GOLD CORP COM            COM              067901108          25         700 SH/      sole                    700
UNION PAC CORP COM               COM              907818108       1,272      10,114 SH/      sole                 10,114
VODAFONE GROUP PLC ADR           SPONS ADR NEW    92857W209          24         939 SH/      sole                    939
GMX RESOURCES INC 1:13 R/S
  1/4/13 38011M603               COM              38011M108           3       6,000 SH/      sole                  6,000
NOKIA CORP ADR                   SPONSORED ADR    654902204           3         636 SH/      sole                    636
DB-X 2040 TARGET DATE FUND       DB-X 2040 TARGET 233052406           0          00 SH/      sole                      0
TEMPLETON EMERGING MKTS INCOME
  COM                            COM              880192109           7         400 SH/      sole                    400
ISHARES CORE S&P 500 ETF         CORE S&P500 ETF  464287200         515       3,599 SH/      sole                  3,599
TORONTO DOMINION BK ONT COM NEW  COM NEW          891160509           1          12 SH/      sole                     12
TEMPLETON GLOBAL INCOME FD INC
  COM                            COM              880198106          27       2,840 SH/      sole                  2,840
TATA MOTORS LTD COM              SPONSORED ADR    876568502          17         600 SH/      sole                    600
ETFS SILVER TRUST ETF            SILVER SHS       26922X107          53       1,780 SH/      sole                  1,780
TANZANIAN ROYALTY EXPL CORP COM  COM              87600U104           2         500 SH/      sole                    500
INTUITIVE SURGICAL INC COM       COM NEW          46120E602          10          20 SH/      sole                     20
FORD MOTOR COM                   COM PAR $0.01    345370860           2         162 SH/      sole                    162
COMCAST CORP COM CL A            CL A             20030N101          11         304 SH/      sole                    304
NEW GOLD INC COM                 COM              644535106           6         540 SH/      sole                    540
EXELON CORPORATION COM           COM              30161N101          15         507 SH/      sole                    507
KINDER MORGAN ENERGY PARTNERS
  CM LP                          UT LTD PARTNER   494550106         120       1,500 SH/      sole                  1,500
ISHARES MSCI BRAZIL IND FD       MSCI BRAZIL      464286400           7         132 SH/      sole                    132
GILEAD SCIENCES INC COM          COM              375558103          12         161 SH/      sole                    161
KROGER CO COM                    COM              501044101           8         300 SH/      sole                    300
AMGEN INC COM                    COM              031162100          23         272 SH/      sole                    272
CONOCOPHILLIPS CORP COM          COM              20825C104           6         100 SH/      sole                    100
AT&T INC COM                     COM              00206R102         137       4,058 SH/      sole                  4,058
SUNOPTA INC COM                  COM              8676EP108          73      12,953 SH/      sole                 12,953
ABBOTT LABS COM                  COM              002824100          46         704 SH/      sole                    704
FRONTIER COMMUNICATIONS CORP COM COM              35906A108           1         270 SH/      sole                    270
3M CO COM                        COM              88579Y101          37         400 SH/      sole                    400
AMEX SPDR CONSUMER DIS SELECT
  INDEX                          SBI CONS DISCR   81369Y407       9,274     195,500 SH/      sole                195,500
NORTHERN DYNASTY MINERALS COM    COM NEW          66510M204           3       1,000 SH/      sole                  1,000
MARKET VECTORS GOLD MINERS ETF   GOLD MINER ETF   57060U100      10,701     230,670 SH/      sole                230,670
ISHARES RUSSELL 2000 IDX FUND    RUSSELL 2000     464287655          17         200 SH/      sole                    200
KIMBERLY CLARK CORP COM          COM              494368103         245       2,900 SH/      sole                  2,900
MARKET VECTORS JUNIOR GOLD
  MINERS ETF                     JR GOLD MINERS E 57060U589       1,838      92,878 SH/      sole                 92,878
BAXTER INTERNATIONAL INC CM      COM              071813109          18         267 SH/      sole                    267
JDS UNIPHASE CORP COM            COM PAR $0.001   46612J507           5         375 SH/      sole                    375